SUMMARY PROSPECTUS

Lord Abbett Alpha Strategy Fund

FEBRUARY 27, 2010

CLASS/TICKER
CLASS A	ALFAX	CLASS F	ALFFX	CLASS R2	ALFQX
CLASS B	ALFBX	CLASS I	ALFYX	CLASS R3	ALFRX
CLASS C	ALFCX	CLASS P	N/A

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the fund’s prospectus, statement of additional information and other information about the Fund at www.lordabbett.com/documentsandliterature. You can also get this information at no cost by calling 888-522-2388 (Option #2) or by sending an email request to literature@lordabbett.com. The current prospectus and statement of additional information dated February 27, 2010, are incorporated by reference into this summary prospectus.

INVESTMENT OBJECTIVE

The Fund’s investment objective is long-term capital appreciation.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in the Lord Abbett Family of Funds. More information about these and other discounts is available from your financial professional and in “Sales Charges – Class A Share Front-End Sales Charge” in the prospectus and “Purchases, Redemptions, Pricing and Payments to Dealers” in the statement of additional information (“SAI”).

Shareholder Fees (Fees paid directly from your investment)
Class	A	B	C	F, I, P, R2, and R3
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Class	A	B	C	F	I	P	R2	R3
Management Fees	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%	0.10%
Distribution and Service (12b-1) Fees	0.35%	1.00%	1.00%	0.10%	0.00%	0.45%	0.60%	0.50%
Other Expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Acquired Fund Fees and Expenses	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%	1.24%
Total Annual Fund Operating Expenses	2.11%	2.76%	2.76%	1.86%	1.76%	2.21%	2.36%	2.26%
Management Fee Waiver*	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%	(0.10)%
Total Annual Fund Operating Expenses After Fee Waiver	2.01%	2.66%	2.66%	1.76%	1.66%	2.11%	2.26%	2.16%

* For the period through February 28, 2011, Lord Abbett has contractually agreed to waive its management fee. Such agreement may be terminated only upon the approval of the Board of Trustees.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund at the maximum sales charge, if any, for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, that dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same (except that the example takes into account the contractual management fee waiver agreement between the Fund and Lord Abbett for the one-year period). The example assumes a deduction of the applicable contingent deferred sales charge (“CDSC”), for the one-year, three-year, and five-year periods for Class B shares. Class B shares automatically convert to Class A shares after approximately eight years. The expense example for Class B shares for the ten-year period reflects the conversion to Class A shares. In addition, the example assumes the Fund pays the operating expenses set forth in the fee table above and the Fund’s pro rata share of the Class I expenses of the underlying funds. The first example assumes that you redeem all of your shares at the end of the periods. Although your actual costs may be higher or lower, based on these assumptions, your costs (including any applicable CDSC) would be as shown below. The second example assumes that you do not redeem and instead keep your shares.

Class	If Shares Are Redeemed				If Shares Are Not Redeemed
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A Shares	$767	$1,189	$1,635	$2,869	$767	$1,189	$1,635	$2,869
Class B Shares	$669	$1,147	$1,551	$2,927	$269	$847	$1,451	$2,927
Class C Shares	$269	$847	$1,451	$3,082	$269	$847	$1,451	$3,082
Class F Shares	$179	$575	$997	$2,172	$179	$575	$997	$2,172
Class I Shares	$169	$544	$945	$2,065	$169	$544	$945	$2,065
Class P Shares	$214	$682	$1,176	$2,536	$214	$682	$1,176	$2,536
Class R2 Shares	$229	$727	$1,251	$2,689	$229	$727	$1,251	$2,689
Class R3 Shares	$219	$697	$1,201	$2,587	$219	$697	$1,201	$2,587

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover

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rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the fee table or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 7.18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES

This Fund is a “fund of funds” – meaning it invests in other mutual funds rather than directly in portfolio securities. To pursue its objective, the Fund allocates its assets primarily to domestic equity securities and, to a lesser extent, foreign and multinational equity securities, by investing in a weighted combination of other mutual funds managed by Lord, Abbett & Co. LLC that hold such instruments. The Fund is intended for investors who are seeking exposure to the stocks of small U.S. and foreign companies managed in both growth and value styles.

The Fund’s investment exposure through the underlying funds primarily include the following types of securities and other financial instruments:

•

Equity securities, such as common stocks, preferred stocks and convertible securities, as well as securities that are tied to the price of stock, such as warrants, rights, and convertible debt securities.

•	Small company stocks of companies generally having a market capitalization at the time of purchase that falls within the market capitalization range of companies in the Russell 2000® Index.

•	Growth stocks of companies that the underlying fund believes exhibit faster-than-average gains in earnings and have the potential to continue profit growth at a high level.

•	Value stocks that the underlying fund believes to be undervalued according to certain financial measurements of intrinsic worth or business prospects and have the potential for capital appreciation.

•

Foreign company securities that are issued by foreign companies and traded primarily on a U.S. securities exchange, including American Depositary Receipts (“ADRs”), which typically are issued by a U.S. financial institution and represent a specified number of shares issued by a foreign company. The underlying funds also may invest in securities issued by companies incorporated in or organized under the laws of jurisdictions outside of the U.S., or located in or conducting most of their business outside of the U.S., including emerging markets.

•	Derivatives, such as options or futures, which the underlying fund may use to protect gains in the fund’s portfolio, hedge against certain risks, or efficiently gain investment exposure.

The Fund seeks to remain fully invested in accordance with its investment objective. In response to adverse economic, market or other unfavorable conditions, however, the Fund may invest its assets in a temporary defensive manner.

PRINCIPAL RISKS

As with any investment in a mutual fund, investing in the Fund involves risk, including the risk that you may receive little or no return on your investment. When you redeem your shares, they may be worth more or less than what you paid for

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them, which means that you may lose a portion or all of the money you invested in the Fund.

The Fund’s investment exposure through the underlying funds primarily consists of investments in stocks and other equity securities, which may experience significant volatility at times and may fall sharply in response to adverse events. Individual stock prices also may experience dramatic movements in price. In addition to the risks of overall market movements and risks that are specific to an individual security, the principal risks of investing in the Fund, which could adversely affect its performance, include:

•

Small Company Risk: The Fund’s investment exposure through the underlying funds primarily consists of investments in equity securities of small companies, which tend to be more volatile and less liquid than equity securities of larger companies and may have limited management experience, limited ability to generate or borrow capital, and limited products, services or markets.

•

Blend Style Risk: The Fund uses a “blend” strategy to invest in the underlying funds that employ both growth and value stocks, or in stocks with characteristics of both. The prices of growth stocks may fall dramatically if the company fails to meet earnings or revenue projections. The prices of value stocks may lag the market for long periods of time if the market fails to recognize the company’s worth.

•

Portfolio Management Risk: The strategies used by the Fund’s portfolio managers to allocate the Fund’s assets among the underlying funds, and the strategies used by portfolio managers of the underlying funds and their security selections may fail to produce the intended result and the Fund may not achieve its objective. As a result, the Fund may suffer losses or underperform other funds with the same investment objective or strategies, and may generate losses even in a rising market.

•

Foreign and ADR Risk: The Fund’s investments in foreign companies, including emerging market companies and ADRs, generally are subject to the risk that the securities may be adversely affected by political, economic and social volatility, currency exchange fluctuations, lack of transparency, or inadequate regulatory and accounting standards. Certain of the underlying funds may invest in securities of companies whose economic fortunes are linked to emerging markets but which principally are traded on a non-emerging market exchange. Such investments do not meet the Fund’s definition of an emerging market security. To the extent an underlying fund invests in this manner, the percent of the Fund’s portfolio that is exposed to emerging market risks may be greater than the percent of the Fund’s assets that the Fund defines as representing emerging market securities.

•

Derivatives Risk: To the extent that the underlying funds uses derivatives, the Fund will be exposed to the risk that the value of a derivative instrument held by the underlying fund does not move in correlation with the value of the underlying security, market index or interest rate, or moves in an opposite direction than anticipated by the underlying fund. Investing in derivatives also includes the risk that the derivatives will become illiquid and that the counterparty to the options, futures, forwards or swap agreement or contract may fail to perform its obligations. Because derivatives may involve a small amount of cash relative to the total amount of the transaction, the magnitude of losses from derivatives may be greater than the amount originally invested by the underlying fund in the derivative instrument. In addition, the underlying fund may be required to segregate permissible liquid assets to cover its obligations under these transactions and may have to liquidate positions before it is desirable to do so to fulfill its

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requirements to segregate. Whether the underlying fund’s use of derivatives is successful will depend on, among other things, the fund’s ability to correctly forecast market movements, company and industry valuation levels and trends, changes in foreign exchange rates, and other factors. If the underlying fund incorrectly forecasts these and other factors, the Fund’s performance could suffer.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. For more information on the principal risks of the Fund, please see the “Principal Risks” section in the Fund’s prospectus.

PERFORMANCE

The bar chart and table below provide some indication of the risks of investing in the Fund by illustrating the variability of the Fund’s returns. Each assumes reinvestment of dividends and distributions. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. No performance is shown for Class P shares because the Fund has not issued Class P shares to date.

The bar chart shows changes in the performance of the Fund’s Class A shares from calendar year to calendar year. This chart does not reflect the sales charge applicable to Class A shares. If the sales charge were reflected, returns would be lower. Performance for the Fund’s other share classes will vary due to the different expenses each class bears. Updated performance information is available at www.lordabbett.com or by calling 888-522-2388.

Bar Chart (per calendar year) — Class A Shares

Best Quarter 2nd Q ’09 +25.22%	Worst Quarter 4th Q ’08 -25.10%

The table below shows how the average annual total returns of the Fund’s Class A, B, C, F, I, R2, and R3 shares compare to those of two broad-based securities market indices and a more narrowly based index. The Fund’s average annual total returns include applicable sales charges as follows: for Class A shares, the current maximum front-end sales charge of 5.75%; for Class B shares, the current CDSC of 4.00% for the one-year period and 1.00% for the five-year period; and for Class C shares, the performance shown is at net asset value (“NAV”) because there is no CDSC for Class C shares for any period one year or greater. There are no sales charges for Class F, I, R2, and R3 shares. Class B shares automatically convert to Class A shares at approximately

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eight years after purchase. All returns for Class B shares for periods greater than eight years reflect this conversion.

The after-tax returns of Class A shares included in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some cases, the return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to a tax benefit resulting from realized losses on a sale of Fund shares at the end of the period that is used to offset other gains. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”). After-tax returns for other share classes are not shown in the table and will vary from those shown for Class A shares.

Average Annual Total Returns (for the periods ended December 31, 2009)
Class	1 Year	5 Years	10 Years	Life of Class	Inception Date for Performance
Class A Shares
Before Taxes	31.70%	4.87%	3.33%	–
After Taxes on Distributions	31.67%	3.96%	2.64%	–
After Taxes on Distributions and Sale of Fund Shares	20.63%	3.91%	2.60%	–
Class B Shares	34.80%	5.28%	3.40%	–
Class C Shares	38.76%	5.43%	3.28%	–
Class F Shares	40.09%	–	–	-8.47%	9/28/2007
Class I Shares	40.16%	6.49%	–	8.73%	10/19/2004
Class R2 Shares	39.28%	–	–	-8.95%	9/28/2007
Class R3 Shares	39.39%	–	–	-8.86%	9/28/2007
Index
Russell 2000® Index (reflects no deductions for fees, expenses, or taxes)	27.17%	0.51%	3.51%	2.70% -9.26%	10/31/2004(1) 9/30/2007(2)
S&P Developed Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses, or taxes)	45.07%	5.18%	5.97%	7.53% -13.37%	10/31/2004(1) 9/30/2007(2)
85% Russell 2000® Index/15% S&P Developed Ex-U.S. SmallCap Index (reflects no deductions for fees, expenses, or taxes)	29.90%	1.32%	3.99%	3.54% -9.73%	10/31/2004(1) 9/30/2007(2)

(1) Corresponds with Class I period shown. (2) Corresponds with Class F, R2, and R3 periods shown.

INVESTMENT ADVISER

The Fund’s investment adviser is Lord, Abbett & Co. LLC.

Portfolio Managers. Lord Abbett’s Asset Allocation Committee oversees and reviews allocation and investment of the Fund’s assets in the underlying funds. The members

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of the Asset Allocation Committee are jointly and primarily responsible for the day-to-day management of the Fund and include:

Portfolio Manager/Title	Member of the Portfolio Management Team Since
Robert S. Dow, Senior Partner and Chief Executive Officer	2007
Robert I. Gerber, Partner and Chief Investment Officer	2005
Stacy P. Allen, Chief Administrative Officer	2009
Robert P. Fetch, Partner and Director	2007
Harold E. Sharon, Partner and Director	2005
Christopher J. Towle, Partner and Director	2005

PURCHASE AND SALE OF FUND SHARES

Investment Minimums — Initial/Additional Investments(1)
Class	A, B(2), and C	F, P(3), R2, and R3	I
General	$1,000/No minimum	No minimum	$1 million minimum(4)
IRAs and Uniform Gifts or Transfers to Minor Accounts	$250/No minimum	N/A	N/A
SIMPLE IRAs	No minimum	N/A	N/A
Invest-A-Matic	$250/$50	N/A	N/A

(1)  Minimum initial and additional investment amounts vary depending on the class of shares you buy and the type of account. Certain financial intermediaries may impose different restrictions than those described above.

(2)  Effective March 31, 2010, Class B shares no longer will be available for purchase by new or existing investors. As of that date, Class B shares will be issued only in connection with (i) an exchange of Class B shares from another Lord Abbett Fund or (ii) a reinvestment of a dividend and/or capital gain distribution.

(3)  Class P shares are closed to substantially all new investors.

(4)  Applicable requirement for certain types of institutional investors.

You may sell (redeem) shares through your securities broker, financial professional or financial intermediary. If you have direct account access privileges, you may redeem your shares by contacting the Fund in writing at P.O. Box 219336, Kansas City, MO 64121, by calling 888-522-2388 or by accessing your account online at www.lordabbett.com.

TAX INFORMATION

A Fund’s distributions, if any, generally are taxable to you as ordinary income, capital gains or a combination of the two, and also may be subject to state and local taxes. Certain taxes on distributions may not apply to tax exempt investors or tax deferred accounts, such as a 401(k) plan or an IRA.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and the Fund’s distributor or its affiliates may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your individual financial professional to recommend the Fund over another investment. Ask your individual financial professional or visit your financial intermediary’s website for more information.

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SEC File Number: 811-07538

00071586	LAAS-7SUM (2/10)